Income Taxes (Details 3) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax explanatory [Line Items]
Investment tax credits	$ 656,480	$ 840,112
Tax losses carryforwards	3,942,012	0
Unrealized loss and expenses	222,739	178,948
Inventories write-down	644,887	69,938
Foreign investment gains under the equity method	(890,153)	(1,091,023)
Remeasurement of defined benefit plans	155,930	0
Foreign operations - foreign currency translation differences	234,525	(81,847)
Others	464,367	(9,538)
Deferred tax assets (liabilities)	5,430,787	(93,410)	$ (280,403)
Deferred tax assets [Member]
Disclosure of income tax explanatory [Line Items]
Investment tax credits	656,480	840,112
Tax losses carryforwards	3,942,012	0
Unrealized loss and expenses	284,084	182,443
Inventories write-down	644,887	69,938
Foreign investment gains under the equity method	0	0
Remeasurement of defined benefit plans	155,930	0
Foreign operations - foreign currency translation differences	279,517	0
Others	1,106,104	644,361
Deferred tax assets (liabilities)	7,069,014	1,736,854
Deferred tax liabilities [Member]
Disclosure of income tax explanatory [Line Items]
Investment tax credits	0	0
Tax losses carryforwards	0	0
Unrealized loss and expenses	(61,345)	(3,495)
Inventories write-down	0	0
Foreign investment gains under the equity method	(890,153)	(1,091,023)
Remeasurement of defined benefit plans	0	0
Foreign operations - foreign currency translation differences	(44,992)	(81,847)
Others	(641,737)	(653,899)
Deferred tax assets (liabilities)	$ (1,638,227)	$ (1,830,264)